Fair Value Measurements - Schedule of Estimated Fair Value of Working Capital Note (Details) - Level 3		9 Months Ended	12 Months Ended
	Sep. 26, 2022	Sep. 30, 2023	Dec. 31, 2022
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected Term		8 months 12 days	10 months 24 days
Volatility	65.00%	65.00%	65.00%
Risk free rate		5.50%	4.70%
Discount rate		9.20%
Probability of conversion		25.00%	65.00%
Minimum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected Term	8 months 12 days
Risk free rate	4.50%
Discount rate	9.70%		24.40%
Probability of conversion	25.00%
Maximum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected Term	9 months 18 days
Risk free rate	5.40%
Discount rate	25.80%		29.40%
Probability of conversion	55.00%
Issuance
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Volatility			65.00%
Issuance | Minimum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected Term			9 months 18 days
Risk free rate			4.00%
Discount rate			24.80%
Probability of conversion			65.00%
Issuance | Maximum
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Expected Term			1 year
Risk free rate			4.70%
Discount rate			29.60%
Probability of conversion			75.00%